UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):            [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CIGNA Corporation
Address:   One Liberty Place
           Philadelphia, PA  19192-1550

Form 13F File Number:      28-1157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeffrey S. Winer
Title:            Assistant Corporate Secretary
Phone:            860-757-7276

Signature, Place, and Date of Signing:

--------------------------------------------------------------------
[Signature]

Hartford, CT
--------------------------------------------------------------------
[City, State]

July 26, 2005
--------------------------------------------------------------------

[Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page
                              ---------------------
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: $45,386 (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


-------------------------------------------------------------------------------------------------------------------------
Column 1       Column 2   Column 3   Column 4   Column 5              Column 6           Column 7   Column 8
Name of        Title of   CUSIP      Value      SHRS or   SH/  PUT/   Investment         Other      Voting Authority
Issuer         Class                 (X$1000)   PRN AMT   PRN  CALL   Discretion         Managers   Sole   Shared    None
-------------------------------------------------------------------------------------------------------------------------
Brookstone     COM        114537103  2,002      106,042 SH            Defined                       106,042
Inc
-------------------------------------------------------------------------------------------------------------------------
CIGNA          COM        125509109  31,306     292,500 SH            Defined                       292,500
Corporation
-------------------------------------------------------------------------------------------------------------------------
El Paso        COM        28336L109  735        63,764 SH             Defined                       63,764
Corporation
-------------------------------------------------------------------------------------------------------------------------
General        DEB SR     370442733  448        23,975 SH             Defined                       23,975
Motors Corp    CONV B
-------------------------------------------------------------------------------------------------------------------------
Trex Company   COM        89531P105  10,896     423,949 SH            Defined                       423,949
Inc.
-------------------------------------------------------------------------------------------------------------------------
Grand Total                         $45,386
-------------------------------------------------------------------------------------------------------------------------